Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

As at December 31, 2025, the Company had under construction ten DP2 suezmax shuttle tankers, two MR tankers, five Panamax LR1 tankers and three VLCC tankers.

The total contracted amount remaining to be paid for the twenty vessels under construction plus the extra costs agreed as at December 31, 2025, were $1,968,298. The amount of $437,258 is due to be paid in 2026, $632,763 in 2027 and $898,277 in 2028.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at December 31, 2025, before reduction for brokerage commissions and assuming no off-hire days, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
2026	$483,198
2027	334,574
2028	209,020
2029	103,019
2030	95,534
2031 to 2038	295,818
Minimum charter revenues	$1,521,163